Condensed Consolidated Statements of Cash Flow (Unaudited) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 13, 2024	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Successor
Cash flows from operating activities:
Net loss		$ (1,727,483)	$ (5,105,931)	$ (7,732,212)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from settlement of liabilities with vendors		(141,888)		(3,339,223)
Depreciation expense		76,287	76,294	400,825
Stock-based compensation		96,289	304,946	924,668
Amortization of right-to-use operating lease asset		58,659	193,181	609,339
Share-based inducement expense			156,250
Amortization of debt discount
Non-cash interest expense
Gain on revaluation of earnout and derivative liabilities		(1,800,000)		(4,880,000)
Change in assets and liabilities:
Prepaid expenses and other current assets		(670,064)	(289,715)	(87,088)
Accounts payable		(414,916)	727,912	130,032
Accrued liabilities		141,982	(299,690)	2,342,593
Operating lease liability		(61,524)	(208,914)	(647,503)
Net cash used in operating activities		(4,442,658)	(4,445,667)	(12,278,569)
Cash flows from financing activities:
Proceeds from issuance of convertible notes
Issuance costs for convertible notes
Common stock subscription deposit
Cash proceeds from exercise of common stock options
Advances from shareholder		13,731		13,731
Payment of sponsor loans		(19,715)		(19,715)
Payments for short term borrowings				(402,514)
Proceeds from exercise of Series A Preferred Warrants			500,000
Proceeds from short-term borrowings, net		408,052		408,052
Proceeds from share purchases under ELOC, net of issuance costs				4,809,703
Proceeds from share purchases under ELOC			1,227,241
Proceeds from collection of stock subscriptions receivable			716,694
Proceeds received from sale of common stock			588,000
Proceeds received from sale of pre-funded warrants, net of issuance costs			3,685,027
Proceeds from exercise of pre-funded warrants			182
Cash redemption of Series C Preferred Stock			(395,000)
Net cash provided by financing activities		7,157,766	6,322,144	13,727,634
Net increase (decrease) in cash and cash equivalents		2,715,108	1,876,477	1,449,065
Cash, restricted cash and cash equivalents at beginning of period		1,877,995	3,327,060	1,877,995
Cash, restricted cash and cash equivalents at end of period	$ 1,877,995	4,593,103	5,203,537	3,327,060
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash and cash equivalents		4,513,347	5,128,781
Cash and cash equivalents				3,252,304
Restricted cash		79,756	74,756	74,756
Cash, restricted cash and cash equivalents	1,877,995	4,593,103	5,203,537	3,327,060
NON-CASH FINANCING ACTIVITIES:
Issuance of common shares to Keystone Capital LLC for equity line of credit		633,345		500,000
Issuance of common shares to Arena Capital Partners for equity line of credit				500,000
Issuance of Series B shares under subscription agreements		500,000
Conversion of Series A and Series B preferred stock to common stock			980,985	9,037,773
Stock subscription receivables				803,044
Increase in deferred offering costs and accounts payable				112,232
Exercise of warrants for Series A Preferred Stock through extinguishment of accrued expenses				568,400
Deemed dividend – common stock liability, 13,835 shares				85,500
Reclassification of deferred offering costs to additional paid-in capital			112,232
Reclassification of accrued expenses to accounts payable			1,143,826
Successor | Series A Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of Series Preferred Stock		6,755,698		6,757,700
Proceeds from exercise of pre-funded warrants				938,800
Successor | Series B Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of Series Preferred Stock				418,316
Successor | Series C Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of Series Preferred Stock				803,561
Predecessor
Cash flows from operating activities:
Net loss	(572,211)				$ (7,289,577)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from settlement of liabilities with vendors
Depreciation expense	37,356				460,722
Stock-based compensation	4,431				96,896
Amortization of right-to-use operating lease asset	115,859				656,476
Share-based inducement expense
Amortization of debt discount	(1,875)
Non-cash interest expense					35,655
Gain on revaluation of earnout and derivative liabilities	(320,117)				(290,264)
Change in assets and liabilities:
Prepaid expenses and other current assets	142,687				(112,321)
Accounts payable	128,429				1,280,560
Accrued liabilities	(50,370)				44,239
Operating lease liability	(121,589)				(672,373)
Net cash used in operating activities	(637,400)				(5,789,987)
Cash flows from financing activities:
Proceeds from issuance of convertible notes					605,230
Issuance costs for convertible notes					(41,193)
Common stock subscription deposit					1,875
Cash proceeds from exercise of common stock options					5,766
Advances from shareholder
Payment of sponsor loans
Payments for short term borrowings
Proceeds from exercise of Series A Preferred Warrants
Proceeds from short-term borrowings, net
Proceeds from share purchases under ELOC, net of issuance costs
Proceeds from share purchases under ELOC
Proceeds from collection of stock subscriptions receivable
Proceeds received from sale of common stock
Proceeds received from sale of pre-funded warrants, net of issuance costs
Cash redemption of Series C Preferred Stock
Net cash provided by financing activities					571,678
Net increase (decrease) in cash and cash equivalents	(637,400)				(5,218,309)
Cash, restricted cash and cash equivalents at beginning of period	1,601,255	$ 963,855		$ 963,855	6,819,564
Cash, restricted cash and cash equivalents at end of period	963,855				1,601,255
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash and cash equivalents	963,855
Cash and cash equivalents	884,099				1,521,499
Restricted cash	79,756				79,756
Cash, restricted cash and cash equivalents	963,855				1,601,255
NON-CASH FINANCING ACTIVITIES:
Issuance of common shares to Keystone Capital LLC for equity line of credit
Issuance of common shares to Arena Capital Partners for equity line of credit
Issuance of Series B shares under subscription agreements
Conversion of Series A and Series B preferred stock to common stock
Stock subscription receivables
Increase in deferred offering costs and accounts payable
Exercise of warrants for Series A Preferred Stock through extinguishment of accrued expenses
Deemed dividend – common stock liability, 13,835 shares
Reclassification of deferred offering costs to additional paid-in capital
Reclassification of accrued expenses to accounts payable
Predecessor | Series A Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of Series Preferred Stock
Proceeds from exercise of pre-funded warrants
Predecessor | Series B Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of Series Preferred Stock
Predecessor | Series C Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of Series Preferred Stock